ACQUISITIONS AND DIVESTITURES (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended									12 Months Ended				12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 30, 2012	Sep. 25, 2011	Jun. 26, 2011	Dec. 29, 2013 State	Dec. 30, 2012	Dec. 25, 2011	Dec. 29, 2013 Television [Member]	Dec. 30, 2012 Television [Member]	Dec. 25, 2011 Television [Member]	Dec. 29, 2013 Radio [Member]	Dec. 30, 2012 Radio [Member]	Dec. 25, 2011 Radio [Member]	Dec. 29, 2013 Broadcasting [Member]	Dec. 29, 2013 Publishing [Member]	Dec. 30, 2012 Publishing [Member]	Dec. 25, 2011 Publishing [Member]	Dec. 29, 2013 KMIR-TV and My 13 KPSE-TV [Member]	Dec. 29, 2013 WNOX FM 100.3 [Member]	Dec. 30, 2012 WNOX FM 100.3 [Member]	Dec. 29, 2013 My 13 KPSE TV [Member]	Dec. 30, 2012 KHTT-FM and KBEZ-FM [Member]	Dec. 30, 2012 NewsChannel 5 Network, LLC [Member]	Dec. 06, 2012 NewsChannel 5 Network, LLC [Member]	Dec. 30, 2012 WKTI-AM in Knoxville, Tennessee [Member]	Dec. 30, 2012 Tulsa, Oklahoma [Member] Station	Dec. 30, 2012 Affiliation Agreement ACE TV [Member]	Dec. 30, 2012 Hodag Buyers' Guide and Other Miscellaneous [Member]	Dec. 30, 2012 Hodag Buyers' Guide and Other Miscellaneous [Member] Cash [Member]	Dec. 30, 2012 Hodag Buyers' Guide and Other Miscellaneous [Member] Promissory Note [Member]	Dec. 29, 2013 Knoxville, Tennessee [Member] Station
Business Acquisition [Line Items]
Effective date of business acquisition																		May 03, 2013			Jun. 25, 2012
Cash Paid to acquire the entity				$ 5,955	$ 231,728	$ 0												$ 5,955			$ 11,728
Number of radio stations				35																					5					4
Identifiable Assets acquired and Liabilities assumed [Abstract]
Property and equipment																			24		181
Tangible assets																						13,383
Long-term assets, other																						48
Working capital																						8,292
Network affiliation agreements																						43,500
FCC licenses																						40,100
Goodwill	125,818			124,702	125,818	8,670	88,759	120,937	4,813	33,009	1,947	0		2,934	2,934	3,857		331	331		1,947	114,677
Broadcast licenses																			5,600		9,600
Total purchase price																			5,955		11,728	220,000	222,000			2,038
Proceeds from sale of businesses		757	502	0	2,892	1,574											17,000			17,000				65				1,200	772
Pre-tax gain on sale, net of transaction expenses	(319)	253	245														10,200			9,000				48			319
License expiration year													2021
Maximum working capital adjustment																							5,000
Revenue contributed																						2,917
Pro Forma Results of Operations [Abstract]
Revenue					439,732	399,313
Earnings per share from continuing operations, diluted (in dollars per share)					$ 0.71	$ 0.47
Earnings from continuing operations before income taxes				43,422	54,270	36,017																1,730
Acquisition and integration related costs	2,152				3,145
Cash and cash equivalents				1
Receivables, net				1,149
Prepaid expenses and other current assets				11
Program and barter rights				620
Deferred income taxes				713
Property and equipment, net				1,852
Network affiliations, net				1,935
Income tax receivable				767
Total assets of discontinued operations				7,048
Accounts payable				37
Accrued compensation				133
Deferred revenue				57
Syndicated programs				640
Other current liabilities				18
Total liabilities of discontinued operations				$ 885